Income Taxes - Additional Information (Detail) - Canada Revenue Agency Reassessment [member] - CAD ($) $ in Millions		9 Months Ended
	Aug. 09, 2019	Jul. 31, 2019
Two thousand eleven to two thousand thirteen taxation years [member]
Disclosure of Income Tax [Line items]
Additional Income Tax and Interest reassessed by CRA		$ 553
Proposed additional income tax [member] | Two thousand fourteen taxation years [member]
Disclosure of Income Tax [Line items]
Additional Income Tax and Interest reassessed by CRA	$ 225